Selected American Shares
Authorized series of
Selected American Shares, Inc.

Selected International Fund
Authorized series of
Selected International Fund, Inc.
Supplement dated August 23, 2024
to the Prospectus dated April 30, 2024

Effective November 1, 2024, the express shipping address (previously 430 W 7th Street, Suite 219662, Kansas City, MO 64105-1407) is replaced with the following:

Selected Funds
801 Pennsylvania Ave
Suite 219662
Kansas City, MO 64105-1307

Selected International Fund
Authorized series of
Selected International Fund, Inc.
Supplement dated August 23, 2024
to the Summary Prospectus dated April 30, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.05%; Class D shares, 0.80%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Selected International Fund
Authorized series of
Selected International Fund, Inc.
Supplement dated August 23, 2024
to the Prospectus dated April 30, 2024

The following replaces the footnotes under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.05%; Class D shares, 0.80%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.